Cash and Cash Equivalents and Bank Overdraft - Schedule of Cash and Cash Equivalents and Bank Overdraft (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Cash and Cash Equivalents and Bank Overdraft [Abstract]
Cash on hand	R 4,054	R 1,965
Bank balances	208,971	457,366
Short-term deposits	829,857	196
Cash and cash equivalents in the consolidated statement of financial position	1,042,882	459,527
Bank overdrafts	(205,299)	(23,362)
Cash and cash equivalents in the consolidated statement of cash flows	837,583	436,165
Current assets	1,042,882	459,527
Current liabilities	(205,299)	(23,362)
Total cash and cash equivalents and bank overdraft	R 837,583	R 436,165